Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2019
Entity Registrant Name	dei_EntityRegistrantName	Strategy Shares
Entity Central Index Key	dei_EntityCentralIndexKey	0001506213
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	hss
Document Creation Date	dei_DocumentCreationDate	Sep. 01, 2019
Document Effective Date	dei_DocumentEffectiveDate	Sep. 01, 2019
Prospectus Date	rr_ProspectusDate	Sep. 01, 2019
Strategy Shares US Market Rotation Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY - STRATEGY SHARES US MARKET ROTATION STRATEGY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 3,537% of the average value of its portfolio for the fiscal year ending April 30, 2019.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3537.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place for the contractual period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) that, under normal conditions, will invest primarily in U.S. common stock, ETFs and exchange traded notes (“ETNs”). Under normal circumstances, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in securities of U.S. companies and/or the U.S. government, or in other investment companies that principally invest in such securities. The Fund may also invest in foreign companies traded on a U.S. exchange (including American Depositary Receipts). The Fund’s portfolio is composed of two components: (i) the common stock component and (ii) the tactical component. The Fund’s assets may be invested in either of these two components without limit.

The Common Stock Component.

The Common Stock Component of the Fund’s portfolio will invest in companies within each of the large-cap, mid-cap and small-cap U.S. equity segments (each a “Market Segment”) that operate in each of the sectors represented in the S&P Composite 1500®. A sector is a large grouping of companies operating within the market that share similar characteristics. As of the date of the prospectus, the sectors comprising the S&P Composite 1500® are: communications services, consumer discretionary, consumer staples, energy, health care, industrials, information technology, financials, materials, real estate, and utilities (“Sectors”). The S&P Composite 1500 is comprised of the S&P 500®, the S&P MidCap 400® and S&P SmallCap 600®.

As market conditions change, the Fund intends to rotate the investment focus of the Fund so as to overweight its portfolio in companies comprising those Market Segments and Sectors that the Sub-Advisor believes offer the greatest potential for capital appreciation in the given market environment and underweight its portfolio in those Market Segments and Sectors that the Sub-Advisor believes offer the least potential for capital appreciation in that same market environment. Due to the tactical nature of the Fund’s investment strategy, the Fund may have no exposure to a particular Market Segment or Sector. If the Fund’s portfolio allocation to a particular Market Segment or Sector exceeds that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “overweighting” that Market Segment or Sector. Similarly, if the Fund’s portfolio allocation to a specific Market Segment or Sector is less than that Market Segment’s or Sector’s current weighting in the S&P Composite 1500, then the Fund will be “underweighting” that Market Segment or Sector. The Sub-Advisor believes that these adjustments, collectively, may offer the potential to position the Fund for continued capital appreciation in various market environments.

The Common Stock Component of the Fund’s portfolio is created using two proprietary quantitative strategies. The first strategy identifies and evaluates various factors including value, momentum, smart money (ex. tracking insider and institutional buying and selling), profitability, trading friction (ex. volume, price and beta) and growth. The second strategy utilizes a multi-factor model which analyze earnings, technical factors, valuations and industry leadership.

The Sub-Advisor retains a broad mandate and discretion to invest in companies consistent with its evaluation of the capital appreciation potential of the Market Segments and Sectors. The strategy of overweighting and underweighting Sectors to maximize opportunities for capital appreciation may result in the Fund investing greater than 25% of its total assets in the equity securities of companies operating in one or more Sectors. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry.

Both in current market conditions and, more importantly, over longer time periods, the Sub-Advisor believes that investing in companies consistent with its ongoing evaluation of the capital appreciation potential of the Market Segments and Sectors is intrinsic to maximizing performance in the domestic equity markets.

The Tactical Component

The Tactical Component of the Fund’s portfolio invests in actively managed or index equity-based ETFs and ETNs. This portion of the Fund’s portfolio may also invest in treasury, fixed income and volatility ETFs and ETNs. The Fund may invest in fixed income ETFs and ETNs that principally invest in investment grade securities of any duration or maturity. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in price. The goal of this component of the Fund’s portfolio is to be opportunistic during market rallies and move into defensive positions during market declines through the use of three tactical strategies:

• Trend Following --- The trend following models seek to identify strong Sectors to buy and weak Sectors to sell. Trend following is based on the idea that strong areas of the market will remain strong and weak areas will remain weak.

• Mean Reversion --- The mean reversion models look for strong Sectors that appear overbought to sell and weak Sectors that appear oversold to buy. Mean reversion is based on the idea that Sectors often become overextended on the upside and downside before ultimately snapping back to equilibrium.

• Intermarket Analysis --- These models will analyze Sectors that are correlated or uncorrelated and look for divergences. These divergences often signal major market turning points.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective which may lead to higher transaction costs that may affect the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment. These risks affect the Fund directly as well as through the ETFs in which it invests.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate. he Fund anticipates turnover to be significantly in excess of 100% and considerably higher than that of other funds.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Equity Securities Risk. The net asset value and market price of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

ETN Risk. The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the referenced commodity. The value of the ETN may drop due to a downgrade in the issuer’s credit rating, even if the underlying index remains unchanged. Investments in ETNs are subject to the risks facing income securities in general including the risk that a counterparty will fail to make payments when due or default. Owning an ETN generally reflects the risks of owning the assets that comprise the underlying market benchmark or strategy that the ETN is designed to reflect. ETNs also are subject to issuer and fixed-income risk.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low and interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default). Lowered credit ratings may cause a drop in a fixed income security’s price and are associated with greater risk of default on interest and principal payments. Certain fixed income securities may be paid off early when the issuer can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result, which reduces the Fund’s ability to reinvest at higher rates. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Information Technology Sector Risk. Information technology companies face intense competition and potentially rapid product obsolescence. They are also heavily dependent on intellectual property rights and may be adversely affected by the loss or impairment of those rights.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion; and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The Sub-Advisor’s reliance on its rotation strategy and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The Advisor’s assessment of the Sub-Advisor’s investment acumen may prove incorrect. The Sub-Advisor’s reliance on its tactical strategy and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. Reliance on these investment strategies and the models they rely on may expose the Fund to downward trends and/or market volatility and may not achieve immediate exposure to upward trends. The Advisor and Sub-Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels and political events may adversely affect the securities markets.

Mid/Small-Cap Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Advisor and Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually constructed based on data supplied by third parties, the success of the Advisor’s and Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Sector Risk. If the Fund focuses its investments within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction and degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Underlying Fund Risk. Other investment companies, including ETFs (“Underlying Funds”), in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Average Annual Total Return Table:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

Updated performance information will be available at www.strategysharesetfs.com, or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 10.55% (quarter ended March 31, 2013), and the lowest return for a quarter was (15.21)% (quarter ended December 31, 2018).

The Fund’s year-to-date return as of June 30, 2019 was 4.11%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.11%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	10.55%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(15.21%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Table (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Strategy Shares US Market Rotation Strategy ETF | S&P Composite 1500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(4.96%)
5 Years	rr_AverageAnnualReturnYear05	8.25%
Since Inception	rr_AverageAnnualReturnSinceInception	12.34%
Strategy Shares US Market Rotation Strategy ETF | Strategy Shares US Market Rotation Strategy ETF 1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HUSE
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.31%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.29%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.20%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 122
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	381
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	660
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,455
Annual Return 2013	rr_AnnualReturn2013	33.65%
Annual Return 2014	rr_AnnualReturn2014	12.00%
Annual Return 2015	rr_AnnualReturn2015	2.49%
Annual Return 2016	rr_AnnualReturn2016	6.95%
Annual Return 2017	rr_AnnualReturn2017	13.27%
Annual Return 2018	rr_AnnualReturn2018	(9.40%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(9.40%)
5 Years	rr_AverageAnnualReturnYear05	4.73%
Since Inception	rr_AverageAnnualReturnSinceInception	9.52%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 23, 2012
Strategy Shares US Market Rotation Strategy ETF | Strategy Shares US Market Rotation Strategy ETF 1 | Returns after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(10.56%)	[3]
5 Years	rr_AverageAnnualReturnYear05	2.90%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.97%	[3]
Strategy Shares US Market Rotation Strategy ETF | Strategy Shares US Market Rotation Strategy ETF 1 | Returns after taxes on distributions and sales of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(5.55%)	[3]
5 Years	rr_AverageAnnualReturnYear05	3.16%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	7.19%	[3]
Strategy Shares EcoLogical Strategy ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	FUND SUMMARY: STRATEGY SHARES ECOLOGICAL STRATEGY ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. If you purchase or sell shares of the Fund in the secondary market through your financial institution, your financial institution may assess brokerage commissions or other charges to process the transactions.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 31, 2020
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. The Fund’s portfolio turnover rate was 3,099% of the average value of its portfolio for the fiscal year ending April 30, 2019.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	3009.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund’s Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem or hold all of your shares at the end of those periods. This Example does not reflect the effect of brokerage commissions or other transaction costs you pay in connection with the purchase or sale of Fund shares. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same and the expense reduction/reimbursement remains in place for the contracted period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund is an actively managed exchange-traded fund (“ETF”) and, under normal conditions, will invest at least 80% of its net assets (plus borrowings for investment purposes), directly or indirectly through mutual funds and exchange traded funds (“ETFs”), in the equity and fixed income securities of ecologically-focused companies and/or green bonds. “Green” bonds are bonds whose proceeds are used principally for climate change mitigation, climate adaptation or other environmentally beneficial projects, such as, but not limited to, the development of clean, sustainable or renewable energy sources, commercial and industrial energy efficiency, or conservation of natural resources. The Fund may also invest up to 20% of its net assets in cash and cash equivalents including U.S. Government securities.

The Fund may invest in domestic and foreign securities of companies of any market capitalization. The Fund does not limit its investments to a particular credit quality and may invest in below investment grade securities (commonly referred to as “junk”) without limitation. Below investment grade securities are those rated below Baa3 by Moody’s Investor Services or equivalently by another nationally recognized statistical rating organization as well as non-rated securities. The Fund may invest in securities of any maturity or duration. Duration is a measure used to determine the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates. For example, if a bond has a duration of 5 years, a 1% rise in rates would result in a 5% decline in price. If a bond has a duration of 10 years, a 1% rise in interest rates would result in a 10% decline in price.

The Ecological Component

The Sub-Advisor will apply the following ecologically-focused criteria to identify eligible securities. Ecologically-focused companies are companies that have positioned their business to respond to increased environmental legislation, cultural shifts towards environmentally conscious consumption, and capital investments in environmentally oriented projects. These companies include, but are not limited to, all companies that are components of one or more well-recognized environmentally-focused indices (such as the Dow Jones Sustainability Indexes and the MSCI Global Green Building Index).

The Fund will also invest in ecologically-focused companies which are not included in a well-recognized environmentally-focused index but generate at least one-third of their revenues from activities aligned with one or more of the following environmental themes (“Environmental Themes”):

• Alternative renewable power such as solar, wind, geothermal, hydro or biomass;

• Alternative renewable fuel such as biofuel, biomass or hydrogen;

• Alternative engines such as electric, fly wheel or micro turbines;

• Energy efficiency such as energy efficient building materials, power, lighting, heating, or fuel;

• Resource conservation/healthier use of resources such as recycling or renewable materials; and

• Healthy lifestyle such as pollution control or organic foods.

A company that is not included in a well-recognized environmentally-focused index or does not generate one-third of its revenue from activities aligned with one or more Environmental Themes shall also be considered an ecologically-focused company if the Advisor believes that environmentally conscious trends, such as a stronger demand for chemical-free cleaning and farming, recycling, alternative fuel and energy, energy efficiency, pollution control, or environmental cleanup/restoration, will positively impact that company’s future revenue. Ecologically-focused companies also include those companies that the Advisor believes demonstrate sustainable environmental practices. Sustainable environmental practices include, but are not limited to, demonstrated progress in:

• Improving energy and resource efficiency;

• Reducing emissions from business operations;

• Financial and operational support of renewable materials and less polluted energy sources; or

• Using or promoting the use of efficient buildings (measured by such labels as LEED or Energy Star).

The strategy of investing in ecologically-focused companies may result in the Fund investing greater than 25% of its total assets in one or more market sectors (“Sectors”). A Sector is a large grouping of companies operating within the market that share similar characteristics. Sectors are comprised of multiple individual industries. The Fund will not invest more than 25% of its total assets in an individual industry.

The Tactical Component

The allocation of the Fund’s assets to either equity securities or fixed income securities may range from 0% to 100%. The Fund seeks to be opportunistic during market rallies by increasing its allocation to equity securities and to move into defensive positions during market declines by increasing its fixed income, cash and cash equivalents holdings. The Fund’s allocation based on the following three tactical strategies:

• Trend Following --- The trend following models seek to identify strong Sectors to buy and weak Sectors to sell. Trend following is based on the idea that strong areas of the market will remain strong and weak areas will remain weak.

• Mean Reversion --- The mean reversion models look for strong Sectors that appear overbought to sell and weak Sectors that appear oversold to buy. Mean reversion is based on the idea that market Sectors often become overextended on the upside and downside before ultimately snapping back to equilibrium.

• Intermarket Analysis --- These models will analyze market Sectors that are correlated or uncorrelated and look for divergences. These divergences often signal major market turning points.

The Fund actively trades its portfolio securities in an attempt to achieve its investment objective which may lead to higher transaction costs that may affect the Fund’s performance.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money. The Fund’s net asset value, market price and returns will vary and you could lose money on your investment in the Fund and those losses could be significant.An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The following summarizes the principal risks of investing in the Fund. These risks could adversely affect the net asset value, market price, total return and the value of the Fund and your investment. These risks affect the Fund directly as well as through the mutual funds and ETFs in which it invests.

Active Trading Risk. The Fund may trade securities actively, which could increase its transaction costs (thereby lowering its performance) and could increase the amount of taxes you owe by generating short-term gains, which may be taxed at a higher rate. The Fund anticipates turnover to be significantly in excess of 100% and considerably higher than that of other funds.

Authorized Participant Risk. The Fund has a limited number of financial institutions that may act as Authorized Participants. An “Authorized Participant” is a participant in the Continuous Net Settlement System of the National Securities Clearing Corporation or the Depository Trust Company (“DTC”) and that has executed a Participant Agreement with the applicable Fund’s distributor (“Distributor”). To the extent these Authorized Participants exit the business or are unable to process creation and/or redemption orders and no other Authorized Participant is able to step forward to process creation and/or redemption orders, in either of these cases, shares of the Fund may trade like closed-end fund shares at a discount to NAV and possibly face delisting.

Cash and Cash Equivalent Risk. At any time, the Fund may have significant investments in cash or cash equivalents. When a substantial portion of a portfolio is held in cash or cash equivalents, there is the risk that the value of the cash account, including interest, will not keep pace with inflation, thus reducing purchasing power over time.

Currency Risk. Securities denominated in foreign currencies may be adversely affected by changes in currency rates and by substantial currency conversion costs.

Ecological Investment Risk. The Fund’s ecological investment criteria limit the types of investments the Fund may make. This could cause the Fund to underperform other funds that do not have an ecological focus.

Equity Securities Risk. The net asset value and market price of the Fund will fluctuate based on changes in the value of the U.S. and/or foreign equity securities held by the Fund. Equity prices can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions.

ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to the special risks, including:

○ Not Individually Redeemable. Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit. Fund shares are typically bought and sold in the secondary market and investors typically pay brokerage commissions or other charges on these transactions.

○ Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility. There can be no assurance that Shares will continue to meet the listing requirements of the Exchange. An active trading market for the Fund’s shares may not be developed or maintained. If the Fund’s shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund’s shares.

○ Market Price Variance Risk. The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that Shares may trade at a discount to NAV.

▪ In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund’s net asset value.

▪ The market price for the Fund’s shares may deviate from the Fund’s net asset value, particularly during times of market stress, with the result that investors may pay significantly more or significantly less for Fund shares than the Fund’s net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

▪ When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund’s shares is open, there may be changes from the last quote of the closed market and the quote from the Fund’s domestic trading day, which could lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

▪ In stressed market conditions, the market for the Fund’s shares may become less liquid in response to the deteriorating liquidity of the Fund’s portfolio. This adverse effect on the liquidity of the Fund’s shares may, in turn, lead to differences between the market value of the Fund’s shares and the Fund’s net asset value.

Fixed Income Securities Risk. When the Fund invests in fixed income securities, the value of your investment in the Fund will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Recently, interest rates have been historically low and interest rate risk may be heightened. Other risk factors include credit risk (the debtor may default). Lowered credit ratings may cause a drop in a fixed income security’s price and are associated with greater risk of default on interest and principal payments. Certain fixed income securities may be paid off early when the issuer can repay the principal prior to a security’s maturity. If interest rates are falling, the Fund may have to reinvest the unanticipated proceeds at lower interest rates, resulting in a decline in the Fund’s income. If interest rates rise, repayments of principal on certain fixed income securities may occur at a slower rate than expected and the expected maturity of those securities could lengthen as a result, which reduces the Fund’s ability to reinvest at higher rates. These risks could affect the value of a particular investment by the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

Foreign Custodial Services Risk. Custodial services are generally more expensive in foreign jurisdictions than in the U.S. In addition, because the procedures for settling securities transactions in foreign markets differ from those in the U.S., it may be more difficult for the Fund to make intended purchases and sales of securities in foreign countries.

Foreign Investment Risk. Investments in foreign securities tend to be more volatile and less liquid than investments in U.S. securities because, among other things, they involve risks relating to political, social and economic developments abroad, as well as risks resulting from differences between the regulations and reporting standards and practices to which U.S. and foreign issuers are subject. To the extent foreign securities are denominated in foreign currencies, their values may be adversely affected by changes in currency exchange rates.

Investment Style Risk. The type of securities in which the Fund focuses may underperform other assets or the overall market.

Junk Bond Risk. Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund’s share price.

Large-Cap Stock Risk. The Fund’s investment in larger companies is subject to the risk that larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion; and may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes.

Management Risk. The Sub-Advisor’s reliance on its ecological strategy and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. The Advisor’s assessment of the Sub-Advisor’s investment acumen may prove incorrect. The Sub-Advisor’s reliance on its tactical strategy and related judgments about the value and potential appreciation of securities in which the Fund invests may prove to be incorrect. Reliance on these investment strategies and the models they rely on may expose the Fund to downward trends and/or market volatility and may not achieve immediate exposure to upward trends. The Advisor and Sub-Advisor may not successfully implement the Fund’s investment strategies and, as a result, the Fund may not meet its investment objective and/or underperform other investment vehicles with similar investment objectives and strategies.

Market Risk. The value of securities in the Fund’s portfolio will fluctuate and, as a result, the Fund’s NAV or market price per share may decline suddenly or over a sustained period of time. Factors such as domestic and foreign economic growth rates and market conditions, interest rate levels and political events may adversely affect the securities markets.

Mid/Small-Cap Stock Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies. Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.

Model and Data Risk. Like all quantitative analysis, the investment models utilized by the Sub-Advisor carry the risk that the ranking system, valuation results and predictions might be based on one or more incorrect assumptions, insufficient historical data, inadequate design, or may not be suitable for the purpose intended. In addition, models may not perform as intended for many reasons including errors, omissions, imperfections or malfunctions. Because the use of models are usually constructed based on data supplied by third parties, the success of the Sub-Advisor’s use of such models is dependent on the accuracy and reliability of the supplied data. Historical data inputs may be subject to revision or corrections, which may diminish data reliability and quality of predictive results. Changing and unforeseen market dynamics could also lead to a decrease in the short-term or long-term effectiveness of a model. Models may lose their predictive validity and incorrectly forecast future market behavior and asset prices, leading to potential losses. No assurance can be given that a model will be successful under all or any market conditions.

Sector Risk. If the Fund focuses its investments within a particular Sector, it is subject to increased risk. Performance will generally depend on the performance of the Sector, which may differ in direction nd degree from that of the overall U.S. stock markets. In addition, financial, economic, business and political developments affecting the Sector may have a greater effect on the Fund than they would if the Fund did not focus on that Sector.

Underlying Fund Risk. Other investment companies, including ETFs (“Underlying Funds”), in which the Fund invests are subject to investment advisory and other expenses, which will be indirectly paid by the Fund. As a result, the cost of investing in the Fund will be higher than the cost of investing directly in the Underlying Funds and may be higher than other funds that invest directly in stocks and bonds. Each of the Underlying Funds is subject to its own specific risks, but the sub-adviser expects the principal investments risks of such Underlying Funds will be similar to the risks of investing in the Fund.

U.S. Government Obligations Risk. U.S. Treasury obligations are backed by the “full faith and credit” of the U.S. government and generally have negligible credit risk. However, due to fluctuations in interest rates, the market value of such securities may vary during the period shareholders own shares of the Fund. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. The Fund may be subject to such risk to the extent it invests in securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any ETF, there is no guarantee that the Fund will achieve its objective. Investment markets are unpredictable and there will be certain market conditions where the Fund will not meet its investment objective and will lose money.
RIsk Not Insured [Text]	rr_RiskNotInsured	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance: Bar Chart and Average Annual Total Return Table:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information will be available at www.strategysharesetfs.com or by calling (855) 4SS-ETFS or (855) 477-3837.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and accompanying table shown below provide an indication of the risks of investing in the Fund by showing the total return for each full calendar year, and by showing how its average annual returns compare over time with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	(855) 4SS-ETFS or (855) 477-3837
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.strategysharesetfs.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During the period shown in the bar chart, the highest return for a quarter was 8.47% (quarter ended September 30, 2013), and the lowest return for a quarter was (9.15)% (quarter December 31, 2018).

The Fund’s year-to-date return as of June 30, 2019 was (5.14)%.

Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund’s year-to-date return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	(5.14%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	The highest return for a quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	8.47%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	The lowest return for a quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2018
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.15%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Table (for the periods ended December 31, 2018)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
Strategy Shares EcoLogical Strategy ETF | MSCI ACWI Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(9.42%)
5 Years	rr_AverageAnnualReturnYear05	4.26%
Since Inception	rr_AverageAnnualReturnSinceInception	8.39%
Strategy Shares EcoLogical Strategy ETF | Strategy Shares EcoLogical Strategy ETF 1
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	HECO
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.60%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	0.41%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%	[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	1.13%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.06%)	[4]
Net Expenses (as a percentage of Assets)	rr_NetExpensesOverAssets	1.07%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 109
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	353
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	616
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,369
Annual Return 2013	rr_AnnualReturn2013	29.58%
Annual Return 2014	rr_AnnualReturn2014	7.96%
Annual Return 2015	rr_AnnualReturn2015	0.96%
Annual Return 2016	rr_AnnualReturn2016	12.76%
Annual Return 2017	rr_AnnualReturn2017	20.85%
Annual Return 2018	rr_AnnualReturn2018	(3.27%)
Label	rr_AverageAnnualReturnLabel	Returns before taxes
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
5 Years	rr_AverageAnnualReturnYear05	7.51%
Since Inception	rr_AverageAnnualReturnSinceInception	11.21%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 18, 2012
Strategy Shares EcoLogical Strategy ETF | Strategy Shares EcoLogical Strategy ETF 1 | Returns after taxes on distributions
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(3.78%)	[3]
5 Years	rr_AverageAnnualReturnYear05	6.23%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	10.14%	[3]
Strategy Shares EcoLogical Strategy ETF | Strategy Shares EcoLogical Strategy ETF 1 | Returns after taxes on distributions and sales of Fund Shares
Prospectus [Line Items]	rr_ProspectusLineItems
1 Year	rr_AverageAnnualReturnYear01	(1.66%)	[3]
5 Years	rr_AverageAnnualReturnYear05	5.65%	[3]
Since Inception	rr_AverageAnnualReturnSinceInception	8.85%	[3]

[1]	Reflects the 0.15% recoupment by the advisor of fees and expenses previously waived/reimbursed by the advisor in accordance with the terms of the expense limitation agreement in effect at the time of the waiver/reimbursement.
[2]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The total annual fund operating expenses in this fee table will not correlate to the expense ratio in the Fund's Financial Highlights because the financial statements include only the direct operating expenses incurred by the Fund, not the indirect costs of investing in other investment companies.
[3]	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold Fund shares in tax-deferred accounts or to shares held by non-taxable entities.
[4]	Rational Advisors, Inc. ("Advisor") has contractually agreed to reduce its fees and/or reimburse the Fund's expenses (but excluding (i) acquired fund fees and expenses; (ii) brokerage commissions and trading costs; (iii) interest (including borrowing costs and overdraft charges), (iv) taxes, (v) short sale dividends and interest expenses, (vi) expense incurred in connection with the Funds' compliance with the liquidity requirements of Rule 22e-4 under the Investment Company Act of 1940 and the Investment Company Reporting Modernization Rules; and (vii) non-routine or extraordinary expenses, such as regulatory inquiry and litigation expenses) in order to limit Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement to 0.95% of the Fund's average annual daily net assets until August 31, 2020. This arrangement may only be terminated prior to this date with the agreement of the Fund's Board of Trustees. Under certain conditions, the Advisor may recoup management fees that it waived or Fund expenses that it paid under this agreement for a period of three years after the fees were waived or expenses paid, if the recoupment can be achieved without causing the expense ratio (after the recoupment is taken into account) to exceed (i) the expense limit in effect at the time the fees were waived or expenses paid, or (ii) the expense limit in place at the time of recoupment.